Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO (2)		Compensation Actually Paid to CEO (3)
Year (1)	CEO	Prior CEO	CEO	Prior CEO	Average Summary Compensation Table Total for non-CEO NEOs (2)	Average Compensation Actually Paid to non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based On: (4) Total Shareholder Return	Net Income ($ Thousands)
2025	3,863,880	3,584,986	2,507,963	3,989,398	1,551,795	1,653,021	$259.38	20,451
2024	—	2,856,526	—	(138,316)	1,157,864	378,864	$78.82	7,892
2023	—	3,521,879	—	6,671,980	1,295,532	2,280,896	$122.12	16,416

Named Executive Officers, Footnote
Names of PEO and NEOS by Year:
2025 - PEO: Ken Romanzi, Terrence Moorehead; NEOs: Shane Jones, Dan Norman
2024 - PEO: Terrence Moorehead; NEOs: Shane Jones, Dan Norman
2023 - PEO: Terrence Moorehead; NEOs: Shane Jones, Martin Gonzalez

Adjustment To PEO Compensation, Footnote

	2025			2024		2023
Adjustments	PEO	Former PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Summary Compensation Table Total	3,863,880	3,584,986	1,551,795	2,856,526	1,157,864	3,521,879	1,295,532
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(3,600,562)	(1,820,159)	(670,834)	(1,456,000)	(488,500)	(1,400,002)	(445,496)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,244,645	939,434	343,572	(217,894)	(75,237)	2,253,821	717,189

	2025			2024		2023
Adjustments	PEO	Former PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Summary Compensation Table Total	3,863,880	3,584,986	1,551,795	2,856,526	1,157,864	3,521,879	1,295,532
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	—	1,656,814	406,581	(908,921)	-200,602	2,118,079	573,649
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	(279,427)	35,407	39,419	(11,926)	178,203	140,022
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(92,250)	(13,500)	(451,446)	(2,735)	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	2,507,963	3,989,398	1,653,021	(138,316)	378,864	6,671,980	2,280,896
Amounts presented are averages for the entire group of other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 1,551,795	$ 1,157,864	$ 1,295,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,653,021	378,864	2,280,896
Adjustment to Non-PEO NEO Compensation Footnote

	2025			2024		2023
Adjustments	PEO	Former PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Summary Compensation Table Total	3,863,880	3,584,986	1,551,795	2,856,526	1,157,864	3,521,879	1,295,532
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(3,600,562)	(1,820,159)	(670,834)	(1,456,000)	(488,500)	(1,400,002)	(445,496)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,244,645	939,434	343,572	(217,894)	(75,237)	2,253,821	717,189

	2025			2024		2023
Adjustments	PEO	Former PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Summary Compensation Table Total	3,863,880	3,584,986	1,551,795	2,856,526	1,157,864	3,521,879	1,295,532
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	—	1,656,814	406,581	(908,921)	-200,602	2,118,079	573,649
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	(279,427)	35,407	39,419	(11,926)	178,203	140,022
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(92,250)	(13,500)	(451,446)	(2,735)	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	2,507,963	3,989,398	1,653,021	(138,316)	378,864	6,671,980	2,280,896
Amounts presented are averages for the entire group of other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return

*All compensation and net income amounts in ($) millions.

Compensation Actually Paid vs. Net Income
Tabular List, Table	The most common and important measures we used to link executive compensation actually paid to our performance are: •Annual Corporate Revenue •Adjusted EBITDA
Total Shareholder Return Amount	$ 259.38	78.82	122.12
Net Income (Loss)	$ 20,451,000	$ 7,892,000	$ 16,416,000
PEO Name		Terrence Moorehead	Terrence Moorehead
Additional 402(v) Disclosure
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Moorehead and (ii) the average of the total compensation reported in the Summary Compensation Table for the NEOs listed in footnote 1 for each applicable year.
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Romanzi and Mr. Moorehead and for the average of the other NEOs is set forth in the table below titled "Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Other NEOs."
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022 in our common stock. Historical stock price performance is not necessarily indicative of future stock price performance.
The following information is provided as a description of the relationship between the information presented in the Pay versus Performance Table above regarding compensation actually paid and each of the results in Total Shareholder Return ("TSR") and Net Income.

We have not historically utilized TSR or Net Income in our executive compensation program. However, we do utilize other corporate performance and financial measures to align executive compensation with our short- and long- term performance and our shareholder interests. Our compensation program supports a pay-for-performance philosophy, aligns with shareholder value creation, and maintains a level of compensation that allows us to attract and retain the best available executive team. As described in the Narrative Discussion of Compensation Policies section above, part of our executive compensation program focuses annual corporate goals and objectives in addition to equity awards that incentivize long term value creation.

The most common and important measures we used to link executive compensation actually paid to our performance are:

•Annual Corporate Revenue
•Adjusted EBITDA
As demonstrated in the graphs below, the amount of compensation actually paid to Mr. Romanzi and Mr. Moorehead and the average amount of compensation actually paid to our NEOs as a group, excluding Mr. Moorehead, is generally aligned with our profitability over the two years presented as measured based on TSR and Net Income.

Measure:: 1
Pay vs Performance Disclosure
Name	Annual Corporate Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Ken Romanzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,863,880
PEO Actually Paid Compensation Amount	$ 2,507,963
PEO Name	Ken Romanzi
Terrence Moorehead [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,584,986	$ 2,856,526	$ 3,521,879
PEO Actually Paid Compensation Amount	$ 3,989,398	(138,316)	6,671,980
PEO Name	Terrence Moorehead
PEO | Ken Romanzi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,600,562)
PEO | Ken Romanzi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,244,645
PEO | Ken Romanzi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ken Romanzi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ken Romanzi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ken Romanzi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ken Romanzi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Terrence Moorehead [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,820,159)	(1,456,000)	(1,400,002)
PEO | Terrence Moorehead [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	939,434	(217,894)	2,253,821
PEO | Terrence Moorehead [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,656,814	(908,921)	2,118,079
PEO | Terrence Moorehead [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Terrence Moorehead [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,427)	39,419	178,203
PEO | Terrence Moorehead [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,250)	(451,446)	0
PEO | Terrence Moorehead [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(670,834)	(488,500)	(445,496)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,572	(75,237)	717,189
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,581	(200,602)	573,649
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,407	(11,926)	140,022
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,500)	(2,735)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0